SHARE-BASED PAYMENTS - Number and Weighted-average exercise prices of equity instruments other than options (Details)	9 Months Ended
Sep. 30, 2024 shares $ / shares
Restricted Share Units
Number of units
Outstanding, beginning balance (in shares) | shares	0
Granted during the year (in shares) | shares	1,101,085
Vested during the year (in shares) | shares	(10,060)
Forfeited during the year (in shares) | shares	(16,154)
Outstanding, ending balance (in shares) | shares	1,074,871
Weighted Average Grant Date Fair Value
Outstanding, beginning balance (in USD per share) | $ / shares	$ 0
Granted during the year (in USD per share) | $ / shares	13.63
Vested during the year (in USD per share) | $ / shares	13.64
Forfeited during the year (in USD per share) | $ / shares	13.64
Outstanding, beginning balance (in USD per share) | $ / shares	$ 13.63
Performance Share Units
Number of units
Outstanding, beginning balance (in shares) | shares	0
Granted during the year (in shares) | shares	2,012,596
Vested during the year (in shares) | shares	0
Forfeited during the year (in shares) | shares	(30,096)
Outstanding, ending balance (in shares) | shares	1,982,500
Weighted Average Grant Date Fair Value
Outstanding, beginning balance (in USD per share) | $ / shares	$ 0
Granted during the year (in USD per share) | $ / shares	14.55
Vested during the year (in USD per share) | $ / shares	0
Forfeited during the year (in USD per share) | $ / shares	14.55
Outstanding, beginning balance (in USD per share) | $ / shares	$ 14.55